Property, plant and equipment, net	12 Months Ended
Mar. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
4	Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2019	2020
	$ in thousands	$ in thousands
Cost
Buildings	16,890	16,857
Construction-in-progress	597	604
Plant and machinery	9,838	9,642
Furniture, fixtures and equipment	1,475	1,544
Motor vehicles	636	577

	29,436	29,224
Less: accumulated depreciation	(19,845)	(19,785)

	9,591	9,439

 During the fiscal years ended March 31, 2018, 2019 and 2020, depreciation expenses charged to the consolidated statements of operations amounted to approximately $1,099,000, $859,000 and $841,000, respectively. As at March 31, 2019 and 2020 fully depreciated assets that were still in use by the Company amounted to $15,749,000 and $15,800,000, respectively.

Property, plant and equipment in Xinxing were assessed for impairment according to the policy described in note 1(h). The Company concluded that no impairment to property, plant and equipment in Xinxing was required as at March 31, 2020.